                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                (See rules and instructions on back of this form.
        If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING: September 2000

                          The France Growth Fund, Inc.
               (Name of registered closed-end investment company)
 -----------------------------------------------------------------------------

----------------- --------------------- -------------- ----------------- ---------------------- --------------------
                                                                           Approximate Asset
                                          Number of                      Value or approximate
                                           Shares                         asset coverage per
  Date of each     Identification of      Purchased    Price per Share     share at time of      Name of Seller or
  Transaction           Security                                               purchase         of Seller's Broker
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
     9/5/00           Common Stock          4,000          14.0625               15.97          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
     9/6/00           Common Stock          3,000          14.0000               15.48          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
     9/7/00           Common Stock          3,000          13.7500               15.62          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/14/00           Common Stock          4,000          13.1875               14.90          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/15/00           Common Stock          4,000          13.0000               14.76          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/18/00           Common Stock          4,000          12.9375               14.48          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/19/00           Common Stock          5,000          12.7513               14.40          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/20/00           Common Stock          5,000          12.6875               14.05          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/22/00           Common Stock          6,000          12.3750               14.20          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/25/00           Common Stock          6,000          12.6250               14.33          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/27/00           Common Stock          7,000          12.6875               14.32          PaineWebber, Inc.

----------------- --------------------- -------------- ----------------- ---------------------- --------------------
                                                                           Approximate Asset
                                          Number of                      Value or approximate
                                           Shares                         asset coverage per
  Date of each     Identification of      Purchased    Price per Share     share at time of      Name of Seller or
  Transaction           Security                                               purchase         of Seller's Broker
----------------- --------------------- -------------- ----------------- ---------------------- --------------------

----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/28/00           Common Stock           200           12.7500               14.21          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------
    9/29/00           Common Stock          3,800          12.6250               14.13          PaineWebber, Inc.
----------------- --------------------- -------------- ----------------- ---------------------- --------------------



REMARKS: None                             The France Growth Fund, Inc
                                          ----------------------------
                                          Name of Registrant

                                          By:    /s/ Frederick J. Schmidt
                                          Name:  Frederick J. Schmidt
                                          Title: Vice President and Treasurer


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